Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Segment	Mar. 31, 2018 shares	Jul. 12, 2016 CNY (¥) shares
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares issued in the merger | shares		24,757,517
Right of use	¥ 100,000,000
Lease liability	¥ 97,000,000
Useful lives of other intangible assets	more than 12 years
Employee benefits obligation	¥ 0
Performance obligation expected duration	The Group does not disclose the information about the remaining performance obligations as the performance obligations of the Group have an expected duration of one year or less.
Operating segments
Disclosure Of Significant Accounting Policies [Line Items]
Number Of Segments | Segment	1
Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting rights	20.00%
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of voting rights	50.00%
Reverse Acquisition Of CMC [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of shares issued in the merger | shares			1,290,862,550
Tencent PRC Music Business [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration amount deemed			¥ 17,999,000,000